UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03587

Fidelity Financial Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class A : FIAOX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 1	0.83%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918754.100    8992-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class A : FACVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 46	0.94%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915876.101    2148-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity® Convertible Securities Fund : FCVSX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Convertible Securities Fund	$ 32	0.64%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915880.101    308-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class C : FIAQX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 1	1.58%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918758.100    8994-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class Z : FIQVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 27	0.55%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915881.101    3280-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class C : FCCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 84	1.72%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915877.101    2150-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund : FEQTX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Equity Dividend Income Fund	$ 26	0.54%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915883.101    319-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class K : FETKX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 22	0.46%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915882.101    2086-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class I : FICVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 33	0.68%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915879.101    2152-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class M : FIAPX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 1	1.08%
AExpenses for the full reporting period would be higher.

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918756.100    8993-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class I : FIAVX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 0 B	0.58%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918760.100    8995-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Equity Dividend Income Fund Fidelity® Equity Dividend Income Fund Class Z : FIAWX

This semi-annual shareholder report contains information about Fidelity® Equity Dividend Income Fund for the period May 29, 2025 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 0 B	0.46%
AExpenses for the full reporting period would be higher.
BAmount represents less than $.50

Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$5,486,990,123
Number of Holdings	120
Portfolio Turnover	50%
What did the Fund invest in?
(as of May 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	20.7
Health Care	13.0
Industrials	11.0
Information Technology	10.6
Consumer Staples	10.5
Energy	7.9
Communication Services	6.4
Utilities	6.3
Materials	4.4
Real Estate	4.0
Consumer Discretionary	3.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
United Kingdom - 2.8
France - 2.0
Taiwan - 0.8
Canada - 0.5
Korea (South) - 0.4
Denmark - 0.2
Japan - 0.1

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	3.1
US Bancorp	2.7
Cisco Systems Inc	2.4
GSK PLC ADR	2.3
Wells Fargo & Co	2.3
Comcast Corp Class A	2.2
Chubb Ltd	2.1
Cigna Group/The	2.1
Exxon Mobil Corp	2.0
M&T Bank Corp	2.0
23.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918762.100    8996-TSRS-0725

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MAY 31, 2025
Fidelity® Convertible Securities Fund Fidelity Advisor® Convertible Securities Fund Class M : FTCVX

This semi-annual shareholder report contains information about Fidelity® Convertible Securities Fund for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 59	1.19%
Key Fund Statistics
(as of May 31, 2025)

KEY FACTS
Fund Size	$1,796,691,877
Number of Holdings	313
Portfolio Turnover	82%
What did the Fund invest in?
(as of May 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 1.2
BBB - 8.5
BB - 1.5
B - 0.9
CCC,CC,C - 0.6
Not Rated - 66.2
Equities - 20.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 78.9
Preferred Stocks - 14.0
Common Stocks - 6.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.4
Canada - 0.6
Monaco - 0.3
France - 0.2
Taiwan - 0.2
United Kingdom - 0.1
Zambia - 0.1
China - 0.1

TOP HOLDINGS (% of Fund's net assets)
MicroStrategy Inc	4.5
Boeing Co Series A, 6%	2.9
Wells Fargo & Co Series L, 7.5%	1.7
Uber Technologies Inc	1.6
Southern Co/The	1.5
Bank of America Corp Series L, 7.25%	1.3
DHT Holdings Inc	1.3
Rivian Automotive Inc	1.3
Snowflake Inc	1.3
Akamai Technologies Inc	1.2
18.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915878.101    2151-TSRS-0725

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Convertible Securities Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Convertible Securities Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 6.3%
	Shares	Value ($)
CANADA - 0.6%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
South Bow Corp (b)	152,900	3,963,022
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Capital Power Corp	45,100	1,808,469
TransAlta Corp	465,100	4,544,753
		6,353,222
TOTAL CANADA		10,316,244
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA	234,600	3,973,007
MONACO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Scorpio Tankers Inc	131,800	5,237,732
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	14,200	2,745,144
UNITED KINGDOM - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genius Sports Ltd Class A (c)	193,200	1,852,787
UNITED STATES - 4.9%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Alphabet Inc Class A	10,400	1,786,096
Meta Platforms Inc Class A	6,900	4,467,681
		6,253,777
Consumer Discretionary - 0.9%
Automobiles - 0.1%
Tesla Inc (c)	5,300	1,836,238
Broadline Retail - 0.2%
Amazon.com Inc (c)	20,800	4,264,208
Hotels, Restaurants & Leisure - 0.5%
Boyd Gaming Corp	38,000	2,848,860
Churchill Downs Inc	38,100	3,637,407
Sabre Corp (b)(c)	451,400	1,137,528
		7,623,795
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	10,100	1,811,334
TOTAL CONSUMER DISCRETIONARY		15,535,575

Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
DHT Holdings Inc	2,029,695	23,503,868
Energy Transfer LP	209,200	3,656,816
		27,160,684
Industrials - 1.3%
Aerospace & Defense - 0.7%
Boeing Co (c)	25,400	5,265,928
Byrna Technologies Inc (b)(c)	307,511	8,198,244
		13,464,172
Commercial Services & Supplies - 0.1%
GFL Environmental Inc Subordinate Voting Shares	41,500	2,097,453
Construction & Engineering - 0.1%
EMCOR Group Inc	2,700	1,274,022
Electrical Equipment - 0.1%
Vertiv Holdings Co Class A	12,800	1,381,504
Machinery - 0.2%
Chart Industries Inc (b)(c)	21,900	3,435,234
Trading Companies & Distributors - 0.1%
Herc Holdings Inc	9,524	1,180,976
TOTAL INDUSTRIALS		22,833,361

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Insight Enterprises Inc (c)	19,400	2,529,566
Semiconductors & Semiconductor Equipment - 0.4%
Microchip Technology Inc	16,000	928,640
NVIDIA Corp	34,600	4,675,498
		5,604,138
Software - 0.2%
Microsoft Corp	9,300	4,281,348
TOTAL INFORMATION TECHNOLOGY		12,415,052

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	18,600	2,986,602
TOTAL UNITED STATES		87,185,051
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (c)	140,700	2,084,330
TOTAL COMMON STOCKS (Cost $89,110,361)		113,394,295

Convertible Corporate Bonds - 78.3%
	Principal Amount (a)	Value ($)
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (d)	2,508,000	1,869,463
UNITED KINGDOM - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Immunocore Holdings PLC 2.5% 2/1/2030	2,208,000	1,934,870
UNITED STATES - 78.1%
Communication Services - 5.5%
Diversified Telecommunication Services - 0.2%
AST SpaceMobile Inc 4.25% 3/1/2032 (d)	2,889,000	3,414,341
Entertainment - 3.1%
Cinemark Holdings Inc 4.5% 8/15/2025	3,084,000	7,278,240
Liberty Media Corp 2.375% 9/30/2053 (d)	9,117,000	13,019,076
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	6,926,000	8,782,168
Live Nation Entertainment Inc 2.875% 1/15/2030 (d)	9,703,000	10,202,705
Live Nation Entertainment Inc 3.125% 1/15/2029	6,774,000	9,717,303
Sphere Entertainment Co 3.5% 12/1/2028	1,073,000	1,409,921
Zynga Inc 0% 12/15/2026 (e)	5,479,000	5,556,090
		55,965,503
Interactive Media & Services - 0.9%
Snap Inc 0% 5/1/2027 (f)	2,246,000	2,022,748
Snap Inc 0.125% 3/1/2028	4,410,000	3,792,600
Snap Inc 0.5% 5/1/2030	10,042,000	8,370,007
Snap Inc 0.75% 8/1/2026	1,704,000	1,631,580
		15,816,935
Media - 1.3%
Cable One Inc 1.125% 3/15/2028	2,164,000	1,687,919
Cardlytics Inc 4.25% 4/1/2029	1,158,000	510,317
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	10,455,980	10,035,366
Liberty Broadband Corp 3.125% 3/31/2053 (d)	9,550,000	9,530,378
Magnite Inc 0.25% 3/15/2026	1,390,000	1,334,400
		23,098,380
TOTAL COMMUNICATION SERVICES		98,295,159

Consumer Discretionary - 10.3%
Automobile Components - 0.3%
LCI Industries 3% 3/1/2030 (d)	3,330,000	3,271,725
Patrick Industries Inc 1.75% 12/1/2028	1,893,000	2,677,648
		5,949,373
Automobiles - 3.1%
Ford Motor Co 0% 3/15/2026 (f)	15,724,000	15,448,830
Lucid Group Inc 1.25% 12/15/2026 (d)	8,063,000	7,014,810
Lucid Group Inc 5% 4/1/2030 (d)	7,235,000	6,886,997
Rivian Automotive Inc 3.625% 10/15/2030	12,799,000	11,935,068
Rivian Automotive Inc 4.625% 3/15/2029	9,927,000	10,572,255
Winnebago Industries Inc 3.25% 1/15/2030	3,449,000	3,019,599
		54,877,559
Broadline Retail - 0.5%
Etsy Inc 0.125% 10/1/2026	4,864,000	4,820,224
Etsy Inc 0.25% 6/15/2028	4,610,000	3,976,125
		8,796,349
Diversified Consumer Services - 0.5%
Stride Inc 1.125% 9/1/2027	2,826,000	8,179,857
Hotels, Restaurants & Leisure - 4.0%
Airbnb Inc 0% 3/15/2026 (e)	6,928,000	6,643,890
Carnival Corp 5.75% 12/1/2027	7,464,000	14,054,712
Cheesecake Factory Inc/The 2% 3/15/2030 (d)	5,547,000	5,653,860
Cracker Barrel Old Country Store Inc 0.625% 6/15/2026	3,044,000	2,937,416
DoorDash Inc 0% 5/15/2030 (d)(e)	4,573,000	4,577,253
DraftKings Holdings Inc 0% 3/15/2028 (e)	6,255,000	5,529,420
Expedia Group Inc 0% 2/15/2026 (e)	5,860,000	5,719,360
NCL Corp Ltd 0.875% 4/15/2030 (d)	2,318,000	2,297,717
NCL Corp Ltd 1.125% 2/15/2027	11,401,000	10,962,062
NCL Corp Ltd 2.5% 2/15/2027	3,188,000	3,125,834
Penn Entertainment Inc 2.75% 5/15/2026	5,496,000	5,495,187
Royal Caribbean Cruises Ltd 6% 8/15/2025	711,000	3,670,182
Shake Shack Inc 0% 3/1/2028 (e)	2,006,000	2,071,195
		72,738,088
Household Durables - 0.4%
Meritage Homes Corp 1.75% 5/15/2028	6,926,000	6,687,070
Leisure Products - 0.3%
Peloton Interactive Inc 5.5% 12/1/2029 (d)	2,368,000	4,381,984
Topgolf Callaway Brands Corp 2.75% 5/1/2026	1,837,000	1,771,787
		6,153,771
Specialty Retail - 1.2%
Burlington Stores Inc 1.25% 12/15/2027	1,436,000	1,828,746
GameStop Corp 0% 4/1/2030 (d)(e)	9,947,000	12,582,955
RealReal Inc/The 4% 2/15/2031 (g)	975,000	820,607
Wayfair Inc 0.625% 10/1/2025	6,218,000	6,068,768
Wayfair Inc 3.25% 9/15/2027	845,000	882,603
Wayfair Inc 3.5% 11/15/2028	80,000	95,400
		22,279,079
TOTAL CONSUMER DISCRETIONARY		185,661,146

Consumer Staples - 0.5%
Food Products - 0.5%
Freshpet Inc 3% 4/1/2028	2,682,000	3,668,976
Post Holdings Inc 2.5% 8/15/2027	3,855,000	4,440,960
		8,109,936
Personal Care Products - 0.0%
Herbalife Ltd 4.25% 6/15/2028	1,763,000	1,533,810
TOTAL CONSUMER STAPLES		9,643,746

Energy - 1.5%
Energy Equipment & Services - 0.1%
Transocean Inc 4.625% 9/30/2029	1,370,000	1,398,770
Oil, Gas & Consumable Fuels - 1.4%
Centrus Energy Corp 2.25% 11/1/2030 (d)	4,155,000	6,446,483
CNX Resources Corp 2.25% 5/1/2026	2,369,000	5,971,065
Northern Oil & Gas Inc 3.625% 4/15/2029	5,257,000	5,278,028
Peabody Energy Corp 3.25% 3/1/2028	2,047,000	2,093,057
Permian Resources Operating LLC 3.25% 4/1/2028	1,149,000	2,567,440
World Kinect Corp 3.25% 7/1/2028	2,580,000	2,966,742
		25,322,815
TOTAL ENERGY		26,721,585

Financials - 3.6%
Capital Markets - 1.1%
Coinbase Global Inc 0.25% 4/1/2030	7,558,000	8,162,640
Coinbase Global Inc 0.5% 6/1/2026	9,327,000	9,616,137
Hercules Capital Inc 4.75% 9/1/2028 (d)	1,840,000	1,766,400
		19,545,177
Consumer Finance - 0.9%
SoFi Technologies Inc 1.25% 3/15/2029 (d)	5,690,000	8,991,230
Upstart Holdings Inc 1% 11/15/2030 (d)	3,322,000	2,848,615
Upstart Holdings Inc 2% 10/1/2029 (d)	2,940,000	3,814,650
		15,654,495
Financial Services - 1.5%
Affirm Holdings Inc 0.75% 12/15/2029 (d)	6,190,000	5,788,055
Global Payments Inc 1.5% 3/1/2031	7,286,000	6,378,893
HAT Holdings I LLC / HAT Holdings II LLC 3.75% 8/15/2028 (d)	2,425,000	2,707,513
Repay Holdings Corp 2.875% 7/15/2029 (d)	2,006,000	1,652,943
Shift4 Payments Inc 0% 12/15/2025 (f)	4,537,000	5,585,047
Shift4 Payments Inc 0.5% 8/1/2027	5,013,000	5,321,300
		27,433,751
Insurance - 0.1%
HCI Group Inc 4.75% 6/1/2042	764,000	1,634,901
TOTAL FINANCIALS		64,268,324

Health Care - 10.9%
Biotechnology - 4.9%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	9,360,000	11,574,022
Bridgebio Pharma Inc 1.75% 3/1/2031 (d)	3,871,000	3,982,214
Bridgebio Pharma Inc 2.25% 2/1/2029	5,057,000	4,532,622
Bridgebio Pharma Inc 2.5% 3/15/2027	3,649,000	4,166,157
Cytokinetics Inc 3.5% 7/1/2027	6,629,000	6,939,809
Dynavax Technologies Corp 2.5% 5/15/2026	200,000	220,027
Exact Sciences Corp 0.375% 3/1/2028	1,539,000	1,411,263
Exact Sciences Corp 0.375% 3/15/2027	1,485,000	1,418,918
Exact Sciences Corp 1.75% 4/15/2031 (d)	13,920,000	13,076,449
Halozyme Therapeutics Inc 0.25% 3/1/2027	5,357,000	5,449,636
Halozyme Therapeutics Inc 1% 8/15/2028	5,125,000	6,091,969
Insmed Inc 0.75% 6/1/2028	3,923,000	8,551,700
Ionis Pharmaceuticals Inc 0% 4/1/2026 (e)	4,305,000	4,240,425
Ionis Pharmaceuticals Inc 1.75% 6/15/2028	4,010,000	4,010,000
Mirum Pharmaceuticals Inc 4% 5/1/2029	2,177,000	3,500,762
Novavax Inc 5% 12/15/2027	982,000	1,001,234
Sarepta Therapeutics Inc 1.25% 9/15/2027	7,487,000	6,686,001
Travere Therapeutics Inc 2.25% 3/1/2029	2,206,000	2,082,023
		88,935,231
Health Care Equipment & Supplies - 3.4%
Alphatec Holdings Inc 0.75% 3/15/2030 (d)	2,409,000	2,577,087
CONMED Corp 2.25% 6/15/2027	2,740,000	2,601,356
Dexcom Inc 0.375% 5/15/2028	8,013,000	7,427,370
Enovis Corp 3.875% 10/15/2028	2,840,000	2,763,320
Envista Holdings Corp 2.375% 6/1/2025	3,111,000	3,103,223
Haemonetics Corp 2.5% 6/1/2029	2,720,000	2,643,568
Insulet Corp 0.375% 9/1/2026	2,708,000	3,985,358
Integer Holdings Corp 1.875% 3/15/2030 (d)	6,093,000	6,248,372
Integer Holdings Corp 2.125% 2/15/2028	785,000	1,147,277
iRhythm Technologies Inc 1.5% 9/1/2029	4,413,000	5,376,135
Lantheus Holdings Inc 2.625% 12/15/2027	3,691,000	4,491,947
LeMaitre Vascular Inc 2.5% 2/1/2030 (d)	1,077,000	1,068,383
LivaNova PLC 2.5% 3/15/2029	2,604,000	2,607,385
Merit Medical Systems Inc 3% 2/1/2029 (d)	5,075,000	6,441,915
Omnicell Inc 1% 12/1/2029 (d)	1,318,000	1,180,269
Tandem Diabetes Care Inc 1.5% 3/15/2029	2,184,000	2,149,930
TransMedics Group Inc 1.5% 6/1/2028	3,103,000	4,801,937
		60,614,832
Health Care Providers & Services - 1.0%
Alignment Healthcare Inc 4.25% 11/15/2029 (d)	2,173,000	2,860,320
Guardant Health Inc 0% 11/15/2027 (f)	3,246,000	2,856,480
Guardant Health Inc 1.25% 2/15/2031	4,096,000	4,206,592
Hims & Hers Health Inc 0% 5/15/2030 (d)(f)	5,996,000	6,754,494
OPKO Health Inc 3.75% 1/15/2029	789,000	1,079,944
		17,757,830
Health Care Technology - 0.4%
Evolent Health Inc 3.5% 12/1/2029	4,293,000	3,370,005
Teladoc Health Inc 1.25% 6/1/2027	3,255,000	2,982,557
Veradigm Inc 0.875% 1/1/2027	161,000	174,185
		6,526,747
Life Sciences Tools & Services - 0.2%
Repligen Corp 1% 12/15/2028	4,231,000	4,135,702
Pharmaceuticals - 1.0%
Amphastar Pharmaceuticals Inc 2% 3/15/2029	2,130,000	1,861,358
ANI Pharmaceuticals Inc 2.25% 9/1/2029 (d)	1,476,000	1,570,820
Jazz Investments I Ltd 2% 6/15/2026	4,936,000	5,019,912
Jazz Investments I Ltd 3.125% 9/15/2030 (d)	7,060,000	7,529,491
Pacira BioSciences Inc 2.125% 5/15/2029	2,080,000	2,090,147
		18,071,728
TOTAL HEALTH CARE		196,042,070

Industrials - 6.6%
Aerospace & Defense - 1.4%
Axon Enterprise Inc 0.5% 12/15/2027	2,523,000	8,332,027
Rocket Lab USA Inc 4.25% 2/1/2029 (d)	2,672,000	14,181,198
Spirit AeroSystems Inc 3.25% 11/1/2028	1,590,000	2,286,619
Virgin Galactic Holdings Inc 2.5% 2/1/2027 (d)	1,428,000	546,207
		25,346,051
Commercial Services & Supplies - 0.3%
Tetra Tech Inc 2.25% 8/15/2028	4,964,000	5,524,931
Construction & Engineering - 0.9%
Fluor Corp 1.125% 8/15/2029	5,570,000	6,452,845
Granite Construction Inc 3.25% 6/15/2030 (d)	3,830,000	5,082,410
Granite Construction Inc 3.75% 5/15/2028	2,635,000	5,247,603
		16,782,858
Electrical Equipment - 0.8%
Array Technologies Inc 1% 12/1/2028	2,989,000	2,274,141
Bloom Energy Corp 3% 6/1/2028	497,000	628,954
Bloom Energy Corp 3% 6/1/2029 (d)	6,525,000	7,914,825
Fluence Energy Inc 2.25% 6/15/2030 (d)	1,052,000	567,656
Stem Inc 4.25% 4/1/2030 (d)	3,738,000	904,038
Sunrun Inc 4% 3/1/2030	2,748,000	1,902,990
		14,192,604
Ground Transportation - 1.6%
Lyft Inc 0.625% 3/1/2029	5,079,000	5,368,503
Uber Technologies Inc 0% 12/15/2025 (f)	7,369,000	8,315,917
Uber Technologies Inc 0.875% 12/1/2028	11,640,000	15,504,480
		29,188,900
Machinery - 0.4%
Greenbrier Cos Inc/The 2.875% 4/15/2028	1,349,000	1,420,227
Middleby Corp/The 1% 9/1/2025	5,098,000	5,856,073
		7,276,300
Passenger Airlines - 0.5%
American Airlines Group Inc 6.5% 7/1/2025	5,196,000	5,194,941
JetBlue Airways Corp 2.5% 9/1/2029 (d)	3,652,000	3,788,305
		8,983,246
Professional Services - 0.7%
CSG Systems International Inc 3.875% 9/15/2028	2,860,000	3,257,415
Parsons Corp 2.625% 3/1/2029	8,513,000	8,730,082
		11,987,497
TOTAL INDUSTRIALS		119,282,387

Information Technology - 26.9%
Communications Equipment - 1.1%
Lumentum Holdings Inc 0.5% 12/15/2026	6,961,000	7,437,829
Lumentum Holdings Inc 0.5% 6/15/2028	7,650,000	7,324,875
Lumentum Holdings Inc 1.5% 12/15/2029	3,951,000	5,057,280
		19,819,984
Electronic Equipment, Instruments & Components - 1.2%
Advanced Energy Industries Inc 2.5% 9/15/2028	2,625,000	2,943,675
Itron Inc 1.375% 7/15/2030 (d)	2,568,000	2,817,291
Mirion Technologies Inc 0.25% 6/1/2030 (d)	1,990,000	2,137,260
OSI Systems Inc 2.25% 8/1/2029 (d)	2,477,000	3,306,795
PAR Technology Corp 1% 1/15/2030 (d)	6,701,000	6,470,486
PAR Technology Corp 1.5% 10/15/2027	261,000	291,204
Vishay Intertechnology Inc 2.25% 9/15/2030	3,500,000	3,025,750
		20,992,461
IT Services - 3.2%
Akamai Technologies Inc 0.25% 5/15/2033 (d)	6,950,000	6,963,900
Akamai Technologies Inc 0.375% 9/1/2027	7,639,000	7,345,154
Akamai Technologies Inc 1.125% 2/15/2029	8,464,000	7,909,608
Applied Digital Corp 2.75% 6/1/2030 (d)	2,989,000	2,657,598
Cloudflare Inc 0% 8/15/2026 (e)	9,299,000	10,335,839
Snowflake Inc 0% 10/1/2027 (d)(f)	7,738,000	11,042,126
Snowflake Inc 0% 10/1/2029 (d)(f)	7,741,000	11,359,918
		57,614,143
Semiconductors & Semiconductor Equipment - 3.7%
Impinj Inc 1.125% 5/15/2027	1,880,000	2,374,240
MACOM Technology Solutions Holdings Inc 0% 12/15/2029 (d)(f)	2,234,000	2,216,128
MACOM Technology Solutions Holdings Inc 0.25% 3/15/2026	1,127,000	1,687,119
Microchip Technology Inc 0.75% 6/1/2030 (d)	8,064,000	7,693,056
MKS Inc 1.25% 6/1/2030	16,418,000	15,007,574
ON Semiconductor Corp 0% 5/1/2027 (e)	10,046,000	10,837,625
ON Semiconductor Corp 0.5% 3/1/2029	12,858,000	11,173,602
Penguin Solutions Inc 2% 8/15/2030 (d)	1,767,000	1,627,407
Semtech Corp 1.625% 11/1/2027	2,320,000	2,952,200
Synaptics Inc 0.75% 12/1/2031 (d)	5,054,000	4,591,559
Veeco Instruments Inc 2.875% 6/1/2029	1,562,000	1,624,246
Wolfspeed Inc 1.75% 5/1/2026	2,078,000	374,040
Wolfspeed Inc 1.875% 12/1/2029	25,216,000	4,538,880
		66,697,676
Software - 14.8%
Alkami Technology Inc 1.5% 3/15/2030 (d)	1,712,000	1,950,824
Bentley Systems Inc 0.125% 1/15/2026	4,297,000	4,228,248
Bentley Systems Inc 0.375% 7/1/2027	4,676,000	4,325,300
BILL Holdings Inc 0% 4/1/2030 (d)(e)	14,860,000	12,356,090
BlackLine Inc 1% 6/1/2029 (d)	7,198,000	7,589,571
Box Inc 0% 1/15/2026 (e)	991,000	1,454,788
Box Inc 1.5% 9/15/2029 (d)	3,177,000	3,391,448
Cerence Inc 1.5% 7/1/2028	1,190,000	828,013
Cleanspark Inc 0% 6/15/2030 (d)(e)	4,212,000	3,609,750
Confluent Inc 0% 1/15/2027 (f)	5,296,000	4,885,560
Core Scientific Inc 0% 6/15/2031 (d)(e)	7,254,000	6,746,220
Core Scientific Inc 3% 9/1/2029 (d)	3,074,000	3,919,350
Datadog Inc 0% 12/1/2029 (d)(f)	13,404,000	12,425,508
Dropbox Inc 0% 3/1/2026 (f)	2,489,000	2,472,822
Dropbox Inc 0% 3/1/2028 (f)	4,640,000	4,728,160
Five9 Inc 1% 3/15/2029	6,279,000	5,440,754
Guidewire Software Inc 1.25% 11/1/2029 (d)	4,568,000	5,139,000
InterDigital Inc 3.5% 6/1/2027	2,957,000	8,362,396
LivePerson Inc 0% 12/15/2026 (e)	3,823,000	1,471,855
MARA Holdings Inc 0% 3/1/2030 (d)(f)	6,829,000	5,821,723
MARA Holdings Inc 0% 6/1/2031 (d)(f)	6,819,000	5,571,123
MARA Holdings Inc 2.125% 9/1/2031 (d)	1,700,000	1,664,980
MicroStrategy Inc 0% 12/1/2029 (d)(e)	19,814,000	17,795,774
MicroStrategy Inc 0% 3/1/2030 (d)(f)	14,877,000	16,291,414
MicroStrategy Inc 0.625% 3/15/2030	5,606,000	14,386,422
MicroStrategy Inc 0.625% 9/15/2028 (d)	6,698,000	14,489,144
MicroStrategy Inc 0.875% 3/15/2031	4,207,000	7,329,261
MicroStrategy Inc 2.25% 6/15/2032 (d)	4,993,000	9,877,577
Nutanix Inc 0.25% 10/1/2027	4,302,000	6,083,557
Pagaya Technologies Ltd 6.125% 10/1/2029 (d)	1,069,000	1,564,802
PagerDuty Inc 1.5% 10/15/2028	2,763,000	2,569,590
Porch Group Inc 6.75% 10/1/2028 (d)	1,971,000	1,877,064
Progress Software Corp 1% 4/15/2026	2,605,000	3,046,404
Progress Software Corp 3.5% 3/1/2030	3,706,000	4,258,034
Q2 Holdings Inc 0.75% 6/1/2026	2,453,000	2,808,685
Rapid7 Inc 0.25% 3/15/2027	213,000	195,694
Rapid7 Inc 1.25% 3/15/2029	2,111,000	1,822,004
Riot Platforms Inc 0.75% 1/15/2030 (d)	5,886,000	5,084,327
Terawulf Inc 2.75% 2/1/2030 (d)	3,365,000	2,429,890
Tyler Technologies Inc 0.25% 3/15/2026	3,963,000	4,826,934
Uber Technologies Inc 0% 5/15/2028 (d)(e)	4,870,000	5,481,185
Unity Software Inc 0% 11/15/2026 (e)	4,973,000	4,617,431
Unity Software Inc 0% 3/15/2030 (d)(f)	10,412,000	10,823,274
Varonis Systems Inc 1% 9/15/2029 (d)	7,260,000	7,205,550
Varonis Systems Inc 1.25% 8/15/2025	1,736,000	2,686,460
Vertex Inc 0.75% 5/1/2029	2,291,000	2,954,934
Workiva Inc 1.25% 8/15/2028	6,176,000	5,725,152
Zscaler Inc 0.125% 7/1/2025	507,000	923,500
		265,537,546
Technology Hardware, Storage & Peripherals - 2.9%
Seagate HDD Cayman 3.5% 6/1/2028	11,401,000	17,257,855
Super Micro Computer Inc 2.25% 7/15/2028 (d)	4,909,000	5,363,189
Super Micro Computer Inc 3.5% 3/1/2029	10,767,000	10,815,452
Western Digital Corp 3% 11/15/2028	12,091,000	18,281,593
		51,718,089
TOTAL INFORMATION TECHNOLOGY		482,379,899

Materials - 1.0%
Chemicals - 0.1%
PureCycle Technologies Inc 7.25% 8/15/2030	926,000	925,035
Metals & Mining - 0.9%
MP Materials Corp 3% 3/1/2030 (d)	5,801,000	7,471,688
United States Steel Corp 5% 11/1/2026	2,324,000	9,296,000
		16,767,688
TOTAL MATERIALS		17,692,723

Real Estate - 3.5%
Health Care REITs - 1.7%
Ventas Realty LP 3.75% 6/1/2026	7,543,000	9,164,745
Welltower OP LLC 2.75% 5/15/2028 (d)	12,150,000	19,901,700
		29,066,445
Industrial REITs - 0.4%
Rexford Industrial Realty LP 4.125% 3/15/2029 (d)	4,047,000	3,951,895
Rexford Industrial Realty LP 4.375% 3/15/2027 (d)	4,029,000	3,982,667
		7,934,562
Office REITs - 0.2%
COPT Defense Properties LP 5.25% 9/15/2028 (d)	2,426,000	2,705,826
Real Estate Management & Development - 0.6%
Redfin Corp 0.5% 4/1/2027	13,018,000	11,570,398
Retail REITs - 0.1%
Federal Realty OP LP 3.25% 1/15/2029 (d)	1,611,000	1,602,139
Specialized REITs - 0.5%
Digital Realty Trust LP 1.875% 11/15/2029 (d)	9,095,000	9,599,773
TOTAL REAL ESTATE		62,479,143

Utilities - 7.8%
Electric Utilities - 5.5%
Alliant Energy Corp 3.25% 5/30/2028 (d)	3,402,000	3,415,169
Alliant Energy Corp 3.875% 3/15/2026	2,600,000	2,714,965
Duke Energy Corp 4.125% 4/15/2026	11,022,000	11,699,853
Evergy Inc 4.5% 12/15/2027	8,042,000	9,210,417
FirstEnergy Corp 4% 5/1/2026	9,642,000	9,825,198
NextEra Energy Capital Holdings Inc 3% 3/1/2027	6,018,000	6,896,628
NRG Energy Inc 2.75% 6/1/2048	1,568,000	6,000,109
PG&E Corp 4.25% 12/1/2027	14,984,000	15,545,900
PPL Capital Funding Inc 2.875% 3/15/2028	6,750,000	7,381,125
Southern Co/The 3.25% 6/15/2028 (d)	10,944,000	10,911,169
Southern Co/The 3.875% 12/15/2025	6,222,000	6,773,891
Southern Co/The 4.5% 6/15/2027	8,548,000	9,316,047
		99,690,471
Gas Utilities - 0.3%
UGI Corp 5% 6/1/2028 (d)	3,843,000	5,228,401
Independent Power and Renewable Electricity Producers - 0.3%
Ormat Technologies Inc 2.5% 7/15/2027	1,700,000	1,779,900
Sunnova Energy International Inc 0.25% 12/1/2026	9,870,000	296,100
XPLR Infrastructure LP 0% 11/15/2025 (d)(f)	4,069,000	3,921,702
		5,997,702
Multi-Utilities - 1.2%
CenterPoint Energy Inc 4.25% 8/15/2026	5,085,000	5,585,873
CMS Energy Corp 3.375% 5/1/2028	3,069,000	3,293,036
WEC Energy Group Inc 4.375% 6/1/2027 (d)	5,559,000	6,420,645
WEC Energy Group Inc 4.375% 6/1/2029 (d)	5,477,000	6,454,645
		21,754,199
Water Utilities - 0.5%
American Water Capital Corp 3.625% 6/15/2026	8,109,000	8,206,308
TOTAL UTILITIES		140,877,081

TOTAL UNITED STATES		1,403,343,263
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,284,617,006)		1,407,147,596

Convertible Preferred Stocks - 14.0%
	Shares	Value ($)
UNITED STATES - 14.0%
Financials - 5.9%
Banks - 3.0%
Bank of America Corp Series L, 7.25%	21,245	24,671,818
Wells Fargo & Co Series L, 7.5%	26,120	29,677,780
		54,349,598
Capital Markets - 1.7%
Ares Management Corp 6.75% Series B	230,000	12,056,600
KKR & Co Inc Series D 6.25%	372,400	18,649,792
		30,706,392
Financial Services - 1.2%
Apollo Global Management Inc Series A, 6.75%	207,300	14,495,663
Shift4 Payments Inc Series A 6%	60,300	6,751,791
		21,247,454
TOTAL FINANCIALS		106,303,444

Health Care - 0.2%
Health Care Providers & Services - 0.2%
BrightSpring Health Services Inc 6.75%	55,500	4,606,900
Industrials - 3.0%
Aerospace & Defense - 2.9%
Boeing Co Series A, 6%	752,900	51,054,149
Trading Companies & Distributors - 0.1%
QXO Inc Series B 5.5%	44,600	2,299,130
TOTAL INDUSTRIALS		53,353,279

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 0.7%
Microchip Technology Inc 7.5%	217,500	12,038,625
Software - 0.3%
MicroStrategy Inc 8%	57,100	5,875,590
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co 7.625%	199,200	10,193,064
TOTAL INFORMATION TECHNOLOGY		28,107,279

Materials - 0.5%
Chemicals - 0.5%
Albemarle Corp 7.25%	305,800	8,755,054
Utilities - 2.8%
Electric Utilities - 2.6%
NextEra Energy Inc 6.926%	274,300	11,002,173
NextEra Energy Inc 7.234%	172,800	7,675,776
NextEra Energy Inc 7.299%	283,700	13,441,706
PG&E Corp Series A, 6%	332,100	14,343,399
		46,463,054
Multi-Utilities - 0.2%
CenterPoint Energy Inc 0% (c)(g)	75,000	3,508,681
TOTAL UTILITIES		49,971,735

TOTAL UNITED STATES		251,097,691
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $234,296,392)		251,097,691

Non-Convertible Corporate Bonds - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Match Group Holdings II LLC 3.625% 10/1/2031 (d)	8,840,000	7,731,396
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 7.9583% 6/23/2030 (d)(g)(h)(i)	3,173,927	3,054,905
TOTAL UNITED STATES		10,786,301
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,837,443)		10,786,301

Money Market Funds - 1.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	17,958,417	17,962,009
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	11,180,216	11,181,334
TOTAL MONEY MARKET FUNDS (Cost $29,143,343)			29,143,343

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $1,648,004,545)	1,811,569,226
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(14,877,349)
NET ASSETS - 100.0%	1,796,691,877

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $532,699,627 or 29.6% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Principal Only Strips represent the right to receive the monthly principal payments.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Level 3 security
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,110,000 and $2,030,875, respectively.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,907,987	448,758,954	436,704,932	894,595	-	-	17,962,009	17,958,417	0.0%
Fidelity Securities Lending Cash Central Fund	16,938,025	117,719,523	123,476,214	29,489	-	-	11,181,334	11,180,216	0.0%
Total	22,846,012	566,478,477	560,181,146	924,084	-	-	29,143,343

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,253,777	6,253,777	-	-
Consumer Discretionary	17,388,362	17,388,362	-	-
Energy	40,334,445	40,334,445	-	-
Industrials	22,833,361	22,833,361	-	-
Information Technology	15,160,196	15,160,196	-	-
Materials	2,084,330	2,084,330	-	-
Utilities	9,339,824	9,339,824	-	-

Convertible Corporate Bonds
Communication Services	98,295,159	-	98,295,159	-
Consumer Discretionary	185,661,146	-	185,661,146	-
Consumer Staples	9,643,746	-	9,643,746	-
Energy	26,721,585	-	26,721,585	-
Financials	64,268,324	-	64,268,324	-
Health Care	197,976,940	-	197,976,940	-
Industrials	119,282,387	-	119,282,387	-
Information Technology	484,249,362	-	484,249,362	-
Materials	17,692,723	-	17,692,723	-
Real Estate	62,479,143	-	62,479,143	-
Utilities	140,877,081	-	140,877,081	-

Convertible Preferred Stocks
Financials	106,303,444	6,751,791	99,551,653	-
Health Care	4,606,900	-	4,606,900	-
Industrials	53,353,279	2,299,130	51,054,149	-
Information Technology	28,107,279	-	28,107,279	-
Materials	8,755,054	-	8,755,054	-
Utilities	49,971,735	-	49,971,735	-

Non-Convertible Corporate Bonds
Consumer Discretionary	7,731,396	-	7,731,396	-
Information Technology	3,054,905	-	-	3,054,905

Money Market Funds	29,143,343	29,143,343	-	-
Total Investments in Securities:	1,811,569,226	151,588,559	1,656,925,762	3,054,905
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,845,504) - See accompanying schedule:
Unaffiliated issuers (cost $1,618,861,202)	$1,782,425,883
Fidelity Central Funds (cost $29,143,343)	29,143,343

Total Investment in Securities (cost $1,648,004,545)		$1,811,569,226
Foreign currency held at value (cost $6,320)		6,360
Receivable for investments sold		4,561,843
Receivable for fund shares sold		2,231,435
Dividends receivable		2,793,851
Interest receivable		6,692,947
Distributions receivable from Fidelity Central Funds		66,310
Prepaid expenses		259
Other receivables		4,446
Total assets		1,827,926,677
Liabilities
Payable for investments purchased	$18,325,837
Payable for fund shares redeemed	538,421
Accrued management fee	932,034
Distribution and service plan fees payable	18,594
Other payables and accrued expenses	238,580
Collateral on securities loaned	11,181,334
Total liabilities		31,234,800
Net Assets		$1,796,691,877
Net Assets consist of:
Paid in capital		$1,526,776,763
Total accumulated earnings (loss)		269,915,114
Net Assets		$1,796,691,877

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($47,327,646 ÷ 1,376,643 shares)(a)		$34.38
Maximum offering price per share (100/94.25 of $34.38)		$36.48
Class M :
Net Asset Value and redemption price per share ($7,950,980 ÷ 230,832 shares)(a)		$34.44
Maximum offering price per share (100/96.50 of $34.44)		$35.69
Class C :
Net Asset Value and offering price per share ($6,516,104 ÷ 191,081 shares)(a)		$34.10
Convertible Securities :
Net Asset Value, offering price and redemption price per share ($1,548,021,074 ÷ 44,712,735 shares)		$34.62
Class I :
Net Asset Value, offering price and redemption price per share ($85,660,922 ÷ 2,479,552 shares)		$34.55
Class Z :
Net Asset Value, offering price and redemption price per share ($101,215,151 ÷ 2,933,129 shares)		$34.51
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$8,378,682
Interest		20,305,261
Income from Fidelity Central Funds (including $29,489 from security lending)		924,084
Total income		29,608,027
Expenses
Management fee
Basic fee	$5,011,379
Performance adjustment	702,569
Distribution and service plan fees	112,684
Custodian fees and expenses	15,501
Independent trustees' fees and expenses	3,871
Registration fees	94,311
Audit fees	30,889
Legal	1,835
Miscellaneous	9,359
Total expenses		5,982,398
Net Investment income (loss)		23,625,629
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	82,898,216
Foreign currency transactions	1,285
Written options	31,610
Total net realized gain (loss)		82,931,111
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(178,053,881)
Assets and liabilities in foreign currencies	394
Total change in net unrealized appreciation (depreciation)		(178,053,487)
Net gain (loss)		(95,122,376)
Net increase (decrease) in net assets resulting from operations		$(71,496,747)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,625,629	$55,966,772
Net realized gain (loss)	82,931,111	82,777,037
Change in net unrealized appreciation (depreciation)	(178,053,487)	262,410,526
Net increase (decrease) in net assets resulting from operations	(71,496,747)	401,154,335
Distributions to shareholders	(109,505,822)	(53,115,555)

Share transactions - net increase (decrease)	25,075,616	(68,548,838)
Total increase (decrease) in net assets	(155,926,953)	279,489,942

Net Assets
Beginning of period	1,952,618,830	1,673,128,888
End of period	$1,796,691,877	$1,952,618,830

Financial Highlights
Fidelity Advisor® Convertible Securities Fund Class A

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.78	$31.12	$31.39	$43.06	$40.70	$30.97
Income from Investment Operations
Net investment income (loss) A,B	.39	.96	.93	.53	.42	.70
Net realized and unrealized gain (loss)	(1.72)	6.62	(.09)	(4.80)	5.89	10.23
Total from investment operations	(1.33)	7.58	.84	(4.27)	6.31	10.93
Distributions from net investment income	(.64)	(.92)	(.69) C	(.48)	(.81)	(.63)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(2.07)	(.92)	(1.11)	(7.40)	(3.95)	(1.20)
Net asset value, end of period	$34.38	$37.78	$31.12	$31.39	$43.06	$40.70
Total Return D,E,F	(3.48) %	24.82%	2.86%	(12.04)%	16.43%	36.42%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.94% I	1.00%	1.04%	1.02%	.97%	.93%
Expenses net of fee waivers, if any	.94 % I	1.00%	1.04%	1.02%	.97%	.92%
Expenses net of all reductions, if any	.94% I	1.00%	1.04%	1.02%	.97%	.92%
Net investment income (loss)	2.30% I	2.90%	3.01%	1.63%	.98%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$47,328	$50,210	$43,752	$45,948	$57,172	$40,339
Portfolio turnover rate J	82 % I	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class M

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.84	$31.17	$31.44	$43.09	$40.73	$30.98
Income from Investment Operations
Net investment income (loss) A,B	.35	.88	.85	.45	.31	.61
Net realized and unrealized gain (loss)	(1.73)	6.62	(.09)	(4.79)	5.89	10.26
Total from investment operations	(1.38)	7.50	.76	(4.34)	6.20	10.87
Distributions from net investment income	(.59)	(.83)	(.61) C	(.38)	(.70)	(.55)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(2.02)	(.83)	(1.03)	(7.31) D	(3.84)	(1.12)
Net asset value, end of period	$34.44	$37.84	$31.17	$31.44	$43.09	$40.73
Total Return E,F,G	(3.61) %	24.49%	2.59%	(12.24)%	16.10%	36.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.19% J	1.25%	1.30%	1.28%	1.23%	1.19%
Expenses net of fee waivers, if any	1.19 % J	1.24%	1.29%	1.28%	1.22%	1.19%
Expenses net of all reductions, if any	1.19% J	1.24%	1.29%	1.28%	1.22%	1.19%
Net investment income (loss)	2.05% J	2.65%	2.75%	1.38%	.73%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$7,951	$8,338	$7,776	$8,070	$11,054	$9,323
Portfolio turnover rate K	82 % J	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class C

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.48	$30.88	$31.15	$42.73	$40.42	$30.76
Income from Investment Operations
Net investment income (loss) A,B	.26	.70	.68	.29	.09	.44
Net realized and unrealized gain (loss)	(1.71)	6.57	(.07)	(4.76)	5.85	10.19
Total from investment operations	(1.45)	7.27	.61	(4.47)	5.94	10.63
Distributions from net investment income	(.50)	(.67)	(.45) C	(.18)	(.49)	(.40)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(1.93)	(.67)	(.88) D	(7.11) D	(3.63)	(.97)
Net asset value, end of period	$34.10	$37.48	$30.88	$31.15	$42.73	$40.42
Total Return E,F,G	(3.85) %	23.86%	2.09%	(12.70)%	15.53%	35.42%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.72% J	1.77%	1.81%	1.79%	1.74%	1.69%
Expenses net of fee waivers, if any	1.72 % J	1.76%	1.81%	1.79%	1.74%	1.69%
Expenses net of all reductions, if any	1.72% J	1.76%	1.81%	1.79%	1.74%	1.68%
Net investment income (loss)	1.53% J	2.13%	2.24%	.86%	.21%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$6,516	$7,157	$6,990	$8,138	$19,036	$24,018
Portfolio turnover rate K	82 % J	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Convertible Securities Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$38.03	$31.33	$31.58	$43.29	$40.89	$31.09
Income from Investment Operations
Net investment income (loss) A,B	.45	1.07	1.02	.64	.55	.80
Net realized and unrealized gain (loss)	(1.74)	6.64	(.07)	(4.84)	5.92	10.29
Total from investment operations	(1.29)	7.71	.95	(4.20)	6.47	11.09
Distributions from net investment income	(.69)	(1.01)	(.78) C	(.59)	(.93)	(.72)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(2.12)	(1.01)	(1.20)	(7.51)	(4.07)	(1.29)
Net asset value, end of period	$34.62	$38.03	$31.33	$31.58	$43.29	$40.89
Total Return D,E	(3.33) %	25.14%	3.21%	(11.79)%	16.78%	36.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.64% H	.70%	.75%	.72%	.67%	.63%
Expenses net of fee waivers, if any	.64 % H	.70%	.74%	.72%	.67%	.63%
Expenses net of all reductions, if any	.64% H	.70%	.74%	.72%	.67%	.62%
Net investment income (loss)	2.60% H	3.20%	3.31%	1.93%	1.28%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$1,548,021	$1,671,554	$1,463,300	$1,538,550	$1,922,398	$1,790,883
Portfolio turnover rate I	82 % H	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class I

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.95	$31.26	$31.51	$43.20	$40.82	$31.04
Income from Investment Operations
Net investment income (loss) A,B	.44	1.06	1.02	.62	.53	.79
Net realized and unrealized gain (loss)	(1.72)	6.63	(.08)	(4.81)	5.91	10.27
Total from investment operations	(1.28)	7.69	.94	(4.19)	6.44	11.06
Distributions from net investment income	(.69)	(1.00)	(.76) C	(.58)	(.92)	(.71)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(2.12)	(1.00)	(1.19) D	(7.50)	(4.06)	(1.28)
Net asset value, end of period	$34.55	$37.95	$31.26	$31.51	$43.20	$40.82
Total Return E,F	(3.33) %	25.11%	3.17%	(11.80)%	16.72%	36.84%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.68% I	.73%	.77%	.75%	.70%	.65%
Expenses net of fee waivers, if any	.68 % I	.73%	.77%	.75%	.70%	.65%
Expenses net of all reductions, if any	.68% I	.73%	.77%	.75%	.70%	.64%
Net investment income (loss)	2.57% I	3.17%	3.28%	1.90%	1.25%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$85,661	$104,280	$81,632	$92,651	$110,151	$65,149
Portfolio turnover rate J	82 % I	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Convertible Securities Fund Class Z

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$37.92	$31.24	$31.50	$43.19	$40.81	$31.03
Income from Investment Operations
Net investment income (loss) A,B	.46	1.09	1.05	.66	.58	.83
Net realized and unrealized gain (loss)	(1.73)	6.64	(.08)	(4.81)	5.91	10.27
Total from investment operations	(1.27)	7.73	.97	(4.15)	6.49	11.10
Distributions from net investment income	(.71)	(1.05)	(.81) C	(.62)	(.97)	(.75)
Distributions from net realized gain	(1.43)	-	(.42) C	(6.92)	(3.14)	(.57)
Total distributions	(2.14)	(1.05)	(1.23)	(7.54)	(4.11)	(1.32)
Net asset value, end of period	$34.51	$37.92	$31.24	$31.50	$43.19	$40.81
Total Return D,E	(3.29) %	25.28%	3.29%	(11.69)%	16.86%	37.01%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.55% H	.63%	.66%	.63%	.59%	.53%
Expenses net of fee waivers, if any	.55 % H	.62%	.65%	.63%	.59%	.53%
Expenses net of all reductions, if any	.55% H	.62%	.65%	.63%	.59%	.53%
Net investment income (loss)	2.69% H	3.27%	3.40%	2.02%	1.36%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$101,215	$111,080	$69,679	$42,172	$57,044	$35,285
Portfolio turnover rate I	82 % H	70%	89%	85%	87%	147%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Convertible Securities, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, capital loss carryforwards, equity-debt classifications, certain conversion ratios, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$247,555,824
Gross unrealized depreciation	(67,505,099)
Net unrealized appreciation (depreciation)	$180,050,725
Tax cost	$1,631,518,501

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Convertible Securities Fund	733,186,098	810,828,506
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:
Total Management Fee Rate %
Class A	.60
Class M	.60
Class C	.62
Convertible Securities	.55
Class I	.58
Class Z	.46

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Convertible Securities Fund	ICE® BofAML® All US Convertibles Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Convertible Securities. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.15% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .08%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	58,925	1,953
Class M	.25%	.25%	19,588	97
Class C	.75%	.25%	34,171	5,537
			112,684	7,587

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	9,421
Class M	839
Class CA	52
10,312

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Convertible Securities Fund	3,461

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Convertible Securities Fund	19,598,387	10,121,380	906,475
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Convertible Securities Fund	1,460
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Convertible Securities Fund	3,171	2	-
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Convertible Securities Fund
Distributions to shareholders
Class A	$2,768,580	$1,264,663
Class M	442,375	194,723
Class C	369,840	135,681
Convertible Securities	93,532,710	45,868,312
Class I	5,940,337	2,588,251
Class Z	6,451,980	3,063,925
Total	$109,505,822	$53,115,555
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025	Year ended November 30, 2024	Six months ended May 31, 2025	Year ended November 30, 2024
Fidelity Convertible Securities Fund
Class A
Shares sold	150,154	152,220	$5,212,391	$5,054,434
Reinvestment of distributions	78,438	37,174	2,692,057	1,224,634
Shares redeemed	(181,087)	(265,964)	(6,213,321)	(8,819,863)
Net increase (decrease)	47,505	(76,570)	$1,691,127	$(2,540,795)
Class M
Shares sold	8,859	11,650	$305,940	$388,387
Reinvestment of distributions	12,644	5,822	435,212	192,058
Shares redeemed	(11,019)	(46,564)	(387,672)	(1,538,863)
Net increase (decrease)	10,484	(29,092)	$353,480	$(958,418)
Class C
Shares sold	21,343	35,537	$730,726	$1,171,332
Reinvestment of distributions	10,809	4,134	369,358	135,122
Shares redeemed	(32,044)	(75,015)	(1,083,716)	(2,459,114)
Net increase (decrease)	108	(35,344)	$16,368	$(1,152,660)
Convertible Securities
Shares sold	2,028,094	2,230,277	$70,838,396	$75,256,613
Reinvestment of distributions	2,381,774	1,210,845	82,192,110	40,150,077
Shares redeemed	(3,648,478)	(6,202,795)	(125,104,830)	(206,430,128)
Net increase (decrease)	761,390	(2,761,673)	$27,925,676	$(91,023,438)
Class I
Shares sold	940,696	1,291,943	$32,679,148	$43,735,972
Reinvestment of distributions	168,895	75,259	5,816,792	2,490,059
Shares redeemed	(1,377,638)	(1,231,022)	(45,855,164)	(40,877,365)
Net increase (decrease)	(268,047)	136,180	$(7,359,224)	$5,348,666
Class Z
Shares sold	762,088	1,917,867	$26,390,809	$63,448,288
Reinvestment of distributions	156,889	79,715	5,384,605	2,642,782
Shares redeemed	(915,526)	(1,298,587)	(29,327,225)	(44,313,263)
Net increase (decrease)	3,451	698,995	$2,448,189	$21,777,807
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Convertible Securities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704534.127
CVS-SANN-0725
Fidelity® Equity Dividend Income Fund

Semi-Annual Report
May 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Equity Dividend Income Fund
Schedule of Investments May 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	360,200	25,721,882
DENMARK - 0.2%
Consumer Staples - 0.2%
Beverages - 0.2%
Carlsberg AS Series B	61,100	8,745,976
FRANCE - 2.0%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
TotalEnergies SE	662,500	39,000,157
Industrials - 0.2%
Aerospace & Defense - 0.2%
Thales SA	31,600	9,678,178
Information Technology - 1.1%
IT Services - 1.1%
Capgemini SE	351,300	58,337,979
TOTAL FRANCE		107,016,314
JAPAN - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Subaru Corp	212,600	3,902,713
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	556,350	22,628,293
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	240,000	46,396,800
UNITED KINGDOM - 2.8%
Consumer Staples - 2.5%
Beverages - 0.9%
Coca-Cola Europacific Partners PLC (a)	361,100	33,145,369
Diageo PLC	647,800	17,582,109
		50,727,478
Personal Care Products - 1.6%
Unilever PLC ADR	1,352,600	86,349,984
TOTAL CONSUMER STAPLES		137,077,462

Industrials - 0.3%
Industrial Conglomerates - 0.3%
DCC PLC	300,400	18,763,929
TOTAL UNITED KINGDOM		155,841,391
UNITED STATES - 91.2%
Communication Services - 6.4%
Diversified Telecommunication Services - 1.7%
Verizon Communications Inc	2,088,000	91,788,480
Entertainment - 1.3%
Walt Disney Co/The	643,400	72,729,936
Interactive Media & Services - 0.3%
Alphabet Inc Class A	104,200	17,895,308
Media - 3.1%
Comcast Corp Class A	3,511,800	121,402,926
Omnicom Group Inc	635,400	46,663,776
		168,066,702
TOTAL COMMUNICATION SERVICES		350,480,426

Consumer Discretionary - 2.6%
Automobile Components - 0.4%
Lear Corp (a)	243,200	21,990,144
Distributors - 0.5%
LKQ Corp (a)	637,900	25,815,813
Hotels, Restaurants & Leisure - 0.2%
Vail Resorts Inc	104,800	16,785,816
Household Durables - 0.5%
Whirlpool Corp (a)	359,300	28,057,737
Specialty Retail - 0.6%
Bath & Body Works Inc	1,130,500	31,789,660
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry Inc	258,100	20,273,755
TOTAL CONSUMER DISCRETIONARY		144,712,925

Consumer Staples - 7.8%
Beverages - 1.7%
Coca-Cola Co/The	325,200	23,446,920
Keurig Dr Pepper Inc	2,074,900	69,861,883
		93,308,803
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A (b)	1,670,200	37,128,546
Sysco Corp	861,300	62,874,900
		100,003,446
Food Products - 1.2%
JM Smucker Co	322,400	36,305,464
The Campbell's Company (a)	873,900	29,747,556
		66,053,020
Household Products - 2.1%
Procter & Gamble Co/The	499,600	84,877,044
Reynolds Consumer Products Inc (a)	1,435,700	31,700,256
		116,577,300
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	485,200	32,479,288
Kenvue Inc	829,535	19,801,000
		52,280,288
TOTAL CONSUMER STAPLES		428,222,857

Energy - 7.2%
Energy Equipment & Services - 0.9%
Schlumberger NV (a)	1,631,900	53,934,295
Oil, Gas & Consumable Fuels - 6.3%
Enterprise Products Partners LP	1,694,100	52,212,162
Exxon Mobil Corp	1,086,100	111,108,030
Plains All American Pipeline LP	664,000	10,982,560
Shell PLC ADR	2,559,700	169,503,334
		343,806,086
TOTAL ENERGY		397,740,381

Financials - 20.7%
Banks - 11.2%
Bank of America Corp	2,452,200	108,215,586
East West Bancorp Inc	115,200	10,506,240
Huntington Bancshares Inc/OH	3,416,300	53,396,769
M&T Bank Corp (a)	603,900	110,296,296
PNC Financial Services Group Inc/The	345,400	60,033,974
US Bancorp	3,409,400	148,615,747
Wells Fargo & Co (b)	1,673,708	125,159,884
		616,224,496
Capital Markets - 4.1%
Bank of New York Mellon Corp/The	463,400	41,061,874
Charles Schwab Corp/The	620,800	54,841,472
Lazard Inc	430,200	18,670,680
Northern Trust Corp	709,300	75,710,682
State Street Corp	337,000	32,446,360
		222,731,068
Financial Services - 0.8%
Fidelity National Information Services Inc	346,200	27,560,982
Visa Inc Class A	39,000	14,242,410
		41,803,392
Insurance - 4.6%
American Financial Group Inc/OH	67,400	8,356,252
Chubb Ltd	394,179	117,149,999
First American Financial Corp	487,300	27,196,213
The Travelers Companies, Inc.	365,600	100,795,920
		253,498,384
TOTAL FINANCIALS		1,134,257,340

Health Care - 13.0%
Biotechnology - 1.4%
Gilead Sciences Inc	713,700	78,564,096
Health Care Providers & Services - 4.5%
Cigna Group/The	348,700	110,412,368
CVS Health Corp	444,000	28,433,760
Elevance Health Inc	55,600	21,341,504
UnitedHealth Group Inc	279,000	84,232,890
		244,420,522
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co	550,800	26,592,624
GSK PLC ADR (a)	3,116,600	127,874,099
Johnson & Johnson	518,607	80,492,992
Merck & Co Inc	1,289,900	99,115,916
Royalty Pharma PLC Class A	1,043,900	34,323,432
Sanofi SA ADR	419,400	20,705,778
		389,104,841
TOTAL HEALTH CARE		712,089,459

Industrials - 10.5%
Aerospace & Defense - 1.4%
General Dynamics Corp	65,200	18,157,548
Lockheed Martin Corp (b)	119,600	57,692,648
		75,850,196
Air Freight & Logistics - 2.0%
CH Robinson Worldwide Inc	332,600	31,919,622
FedEx Corp	189,000	41,220,900
United Parcel Service Inc Class B	370,600	36,148,324
		109,288,846
Construction & Engineering - 0.6%
AECOM	285,200	31,329,220
Electrical Equipment - 0.9%
Regal Rexnord Corp (a)	368,000	49,105,920
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings Inc	546,800	24,234,176
Industrial Conglomerates - 0.8%
3M Co	306,200	45,424,770
Machinery - 1.6%
Allison Transmission Holdings Inc	421,400	43,623,328
Oshkosh Corp	281,300	27,902,147
PACCAR Inc (a)	175,600	16,480,060
		88,005,535
Professional Services - 2.4%
Genpact Ltd	437,700	18,842,985
ManpowerGroup Inc (a)	435,800	18,281,810
Robert Half Inc (a)	366,600	16,786,614
SS&C Technologies Holdings Inc	947,700	76,583,637
		130,495,046
Trading Companies & Distributors - 0.4%
Wesco International Inc	137,300	23,051,297
TOTAL INDUSTRIALS		576,785,006

Information Technology - 8.3%
Communications Equipment - 2.4%
Cisco Systems Inc (b)	2,078,000	130,997,120
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp	291,900	35,419,146
IT Services - 1.8%
Amdocs Ltd	1,074,728	98,617,041
Semiconductors & Semiconductor Equipment - 0.5%
QUALCOMM Inc	185,100	26,876,520
Software - 1.9%
Gen Digital Inc	1,597,900	45,508,192
Microsoft Corp	72,100	33,191,956
Salesforce Inc	90,700	24,069,059
		102,769,207
Technology Hardware, Storage & Peripherals - 1.1%
Seagate Technology Holdings PLC	379,400	44,746,436
Western Digital Corp (c)	336,400	17,341,420
		62,087,856
TOTAL INFORMATION TECHNOLOGY		456,766,890

Materials - 4.4%
Chemicals - 0.5%
CF Industries Holdings Inc	307,500	27,893,325
Containers & Packaging - 3.8%
Amcor PLC	4,139,750	37,713,123
Ball Corp	1,052,300	56,382,234
Crown Holdings Inc (a)	735,800	72,476,300
Sonoco Products Co	943,400	42,962,436
		209,534,093
Paper & Forest Products - 0.1%
Magnera Corp (a)(c)	259,643	3,120,908
TOTAL MATERIALS		240,548,326

Real Estate - 4.0%
Office REITs - 0.8%
COPT Defense Properties	960,400	26,362,980
Douglas Emmett Inc	1,046,400	14,890,272
		41,253,252
Specialized REITs - 3.2%
American Tower Corp (b)	243,800	52,331,670
Crown Castle Inc	351,000	35,222,850
Gaming and Leisure Properties Inc	872,100	40,727,070
Public Storage Operating Co	75,000	23,130,750
Weyerhaeuser Co (a)	1,002,100	25,964,411
		177,376,751
TOTAL REAL ESTATE		218,630,003

Utilities - 6.3%
Electric Utilities - 5.1%
Duke Energy Corp	436,700	51,408,324
Edison International	313,094	17,423,681
Exelon Corp	2,021,800	88,595,276
FirstEnergy Corp	1,359,900	57,034,206
PG&E Corp	2,229,700	37,637,336
Portland General Electric Co (a)	618,600	26,228,640
		278,327,463
Multi-Utilities - 1.2%
Sempra	837,500	65,819,125
TOTAL UTILITIES		344,146,588

TOTAL UNITED STATES		5,004,380,201
TOTAL COMMON STOCKS (Cost $4,438,590,622)		5,374,633,570

Money Market Funds - 4.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.32	85,187,878	85,204,916
Fidelity Securities Lending Cash Central Fund (d)(e)	4.32	179,889,329	179,907,318
TOTAL MONEY MARKET FUNDS (Cost $265,112,200)			265,112,234

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $4,703,702,822)	5,639,745,804
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(152,755,681)
NET ASSETS - 100.0%	5,486,990,123

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Albertsons Cos Inc Class A	Chicago Board Options Exchange	6,629	14,736,267	24.00	07/18/25	(116,008)
American Tower Corp	Chicago Board Options Exchange	680	14,596,200	230.00	07/18/25	(105,400)
Cisco Systems Inc	Chicago Board Options Exchange	3,095	19,510,880	62.50	07/18/25	(643,760)
Lockheed Martin Corp	Chicago Board Options Exchange	226	10,901,788	515.00	07/18/25	(107,915)
Wells Fargo & Co	Chicago Board Options Exchange	3,317	24,804,526	77.50	07/18/25	(729,740)

						(1,702,823)
TOTAL WRITTEN OPTIONS						(1,702,823)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $84,549,661.
(c)	Non-income producing
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,328,476	452,901,012	481,024,573	2,365,304	-	1	85,204,916	85,187,878	0.2%
Fidelity Securities Lending Cash Central Fund	58,158,325	947,844,441	826,095,448	71,087	-	-	179,907,318	179,889,329	0.6%
Total	171,486,801	1,400,745,453	1,307,120,021	2,436,391	-	1	265,112,234

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	350,480,426	350,480,426	-	-
Consumer Discretionary	174,337,520	170,434,807	3,902,713	-
Consumer Staples	574,046,295	547,718,210	26,328,085	-
Energy	436,740,538	397,740,381	39,000,157	-
Financials	1,134,257,340	1,134,257,340	-	-
Health Care	712,089,459	712,089,459	-	-
Industrials	605,227,113	595,548,935	9,678,178	-
Information Technology	584,129,962	525,791,983	58,337,979	-
Materials	240,548,326	240,548,326	-	-
Real Estate	218,630,003	218,630,003	-	-
Utilities	344,146,588	344,146,588	-	-

Money Market Funds	265,112,234	265,112,234	-	-
Total Investments in Securities:	5,639,745,804	5,502,498,692	137,247,112	-
Derivative Instruments:

Liabilities
Written Options	(1,702,823)	(1,702,823)	-	-
Total Liabilities	(1,702,823)	(1,702,823)	-	-
Total Derivative Instruments:	(1,702,823)	(1,702,823)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(1,702,823)
Total Equity Risk	0	(1,702,823)
Total Value of Derivatives	0	(1,702,823)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of May 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $177,490,292) - See accompanying schedule:
Unaffiliated issuers (cost $4,438,590,622)	$5,374,633,570
Fidelity Central Funds (cost $265,112,200)	265,112,234

Total Investment in Securities (cost $4,703,702,822)		$5,639,745,804
Cash		113,778
Foreign currency held at value (cost $186)		186
Receivable for investments sold		17,065,244
Receivable for fund shares sold		807,996
Dividends receivable		13,147,574
Reclaims receivable		5,190,510
Distributions receivable from Fidelity Central Funds		476,921
Prepaid expenses		886
Receivable from investment adviser for expense reductions		11,050
Other receivables		69,701
Total assets		5,676,629,650
Liabilities
Payable for investments purchased	$2,727,096
Payable for fund shares redeemed	2,787,721
Accrued management fee	2,467,819
Distribution and service plan fees payable	14
Written options, at value (premium received $1,533,058)	1,702,823
Other payables and accrued expenses	46,736
Collateral on securities loaned	179,907,318
Total liabilities		189,639,527
Net Assets		$5,486,990,123
Net Assets consist of:
Paid in capital		$4,331,039,115
Total accumulated earnings (loss)		1,155,951,008
Net Assets		$5,486,990,123

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($100,084 ÷ 3,503 shares)(a)		$28.57
Maximum offering price per share (100/94.25 of $28.57)		$30.31
Class M :
Net Asset Value and redemption price per share ($100,082 ÷ 3,503 shares)(a)		$28.57
Maximum offering price per share (100/96.50 of $28.57)		$29.61
Class C :
Net Asset Value and offering price per share ($100,078 ÷ 3,503 shares)(a)		$28.57
Equity Dividend Income :
Net Asset Value, offering price and redemption price per share ($5,302,535,051 ÷ 185,590,572 shares)		$28.57
Class K :
Net Asset Value, offering price and redemption price per share ($183,954,655 ÷ 6,437,312 shares)		$28.58
Class I :
Net Asset Value, offering price and redemption price per share ($100,086 ÷ 3,503 shares)		$28.57
Class Z :
Net Asset Value, offering price and redemption price per share ($100,087 ÷ 3,503 shares)		$28.57
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended May 31, 2025 (Unaudited)
Investment Income
Dividends		$85,260,875
Income from Fidelity Central Funds (including $71,087 from security lending)		2,436,391
Total income		87,697,266
Expenses
Management fee	$15,166,058
Distribution and service plan fees	14
Custodian fees and expenses	52,079
Independent trustees' fees and expenses	12,461
Registration fees	55,591
Audit fees	98,213
Legal	3,787
Miscellaneous	13,534
Total expenses before reductions	15,401,737
Expense reductions	(18,836)
Total expenses after reductions		15,382,901
Net Investment income (loss)		72,314,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	182,147,283
Foreign currency transactions	26,092
Written options	2,881,941
Total net realized gain (loss)		185,055,316
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(530,794,301)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	276,374
Written options	917,384
Total change in net unrealized appreciation (depreciation)		(529,600,542)
Net gain (loss)		(344,545,226)
Net increase (decrease) in net assets resulting from operations		$(272,230,861)
Statement of Changes in Net Assets

	Six months ended May 31, 2025 (Unaudited)	Year ended November 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,314,365	$151,380,957
Net realized gain (loss)	185,055,316	368,562,884
Change in net unrealized appreciation (depreciation)	(529,600,542)	878,439,168
Net increase (decrease) in net assets resulting from operations	(272,230,861)	1,398,383,009
Distributions to shareholders	(404,161,364)	(308,726,604)

Share transactions - net increase (decrease)	(211,328,990)	(403,384,285)
Total increase (decrease) in net assets	(887,721,215)	686,272,120

Net Assets
Beginning of period	6,374,711,338	5,688,439,218
End of period	$5,486,990,123	$6,374,711,338

Financial Highlights
Fidelity® Equity Dividend Income Fund Class A

Six months ended May 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02 E
Total from investment operations	.02
Net asset value, end of period	$28.57
Total Return F,G,H	.07%
Ratios to Average Net Assets C,I,J
Expenses before reductions	.83% K
Expenses net of fee waivers, if any	.83 % K
Expenses net of all reductions, if any	.83% K
Net investment income (loss)	.07% K
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate L	50 % K

AFor the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Dividend Income Fund Class M

Six months ended May 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02 E
Total from investment operations	.02
Net asset value, end of period	$28.57
Total Return F,G,H	.07%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.08% K
Expenses net of fee waivers, if any	1.08 % K
Expenses net of all reductions, if any	1.08% K
Net investment income (loss)	(.18)% K
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate L	50 % K

AFor the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the sales charges.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Dividend Income Fund Class C

Six months ended May 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02 E
Total from investment operations	.02
Net asset value, end of period	$28.57
Total Return F,G,H	.07%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.58% K
Expenses net of fee waivers, if any	1.58 % K
Expenses net of all reductions, if any	1.58% K
Net investment income (loss)	(.68)% K
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate L	50 % K

AFor the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HTotal returns do not include the effect of the contingent deferred sales charge.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Dividend Income Fund

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.00	$26.70	$28.03	$28.54	$24.68	$26.64
Income from Investment Operations
Net investment income (loss) A,B	.36	.72	.69	.62	.63	.62
Net realized and unrealized gain (loss)	(1.75)	6.05	(.03)	2.06	3.88	(.46)
Total from investment operations	(1.39)	6.77	.66	2.68	4.51	.16
Distributions from net investment income	(.38)	(.75)	(.63)	(.59)	(.64)	(.63)
Distributions from net realized gain	(1.65)	(.72)	(1.36)	(2.60)	(.01)	(1.50)
Total distributions	(2.04) C	(1.47)	(1.99)	(3.19)	(.65)	(2.12) C
Net asset value, end of period	$28.57	$32.00	$26.70	$28.03	$28.54	$24.68
Total Return D,E	(4.24) %	26.27%	2.73%	9.72%	18.40%	.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.54% H	.55%	.58%	.58%	.58%	.60%
Expenses net of fee waivers, if any	.54 % H	.55%	.57%	.57%	.58%	.60%
Expenses net of all reductions, if any	.54% H	.55%	.57%	.57%	.58%	.59%
Net investment income (loss)	2.51% H	2.49%	2.61%	2.28%	2.21%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$5,302,535	$5,792,233	$4,914,903	$5,186,109	$4,903,150	$4,409,466
Portfolio turnover rate I	50 % H	45%	45% J	48%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class K

	Six months ended May 31, 2025 (Unaudited)	Years ended November 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.99	$26.69	$28.03	$28.53	$24.67	$26.64
Income from Investment Operations
Net investment income (loss) A,B	.36	.75	.71	.65	.65	.63
Net realized and unrealized gain (loss)	(1.73)	6.04	(.04)	2.06	3.89	(.45)
Total from investment operations	(1.37)	6.79	.67	2.71	4.54	.18
Distributions from net investment income	(.38)	(.77)	(.65)	(.62)	(.66)	(.65)
Distributions from net realized gain	(1.65)	(.72)	(1.36)	(2.60)	(.01)	(1.50)
Total distributions	(2.04) C	(1.49)	(2.01)	(3.21) C	(.68) C	(2.15)
Net asset value, end of period	$28.58	$31.99	$26.69	$28.03	$28.53	$24.67
Total Return D,E	(4.19) %	26.37%	2.78%	9.86%	18.51%	.84%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.46% H	.45%	.49%	.49%	.49%	.51%
Expenses net of fee waivers, if any	.46 % H	.44%	.49%	.49%	.49%	.51%
Expenses net of all reductions, if any	.46% H	.44%	.49%	.49%	.49%	.50%
Net investment income (loss)	2.49% H	2.59%	2.70%	2.37%	2.30%	2.81%
Supplemental Data
Net assets, end of period (000 omitted)	$183,955	$582,478	$773,536	$812,035	$759,793	$696,074
Portfolio turnover rate I	50 % H	45%	45% J	48%	47%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Equity Dividend Income Fund Class I

Six months ended May 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02 E
Total from investment operations	.02
Net asset value, end of period	$28.57
Total Return F,G	.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.58% J
Expenses net of fee waivers, if any	.58 % J
Expenses net of all reductions, if any	.58% J
Net investment income (loss)	.32% J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	50 % J

AFor the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Equity Dividend Income Fund Class Z

Six months ended May 31, 2025 (Unaudited) A
Selected Per-Share Data
Net asset value, beginning of period	$28.55
Income from Investment Operations
Net investment income (loss) B,C	- D
Net realized and unrealized gain (loss)	.02 E
Total from investment operations	.02
Net asset value, end of period	$28.57
Total Return F,G	.07%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.46% J
Expenses net of fee waivers, if any	.46 % J
Expenses net of all reductions, if any	.46% J
Net investment income (loss)	.44% J
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rate K	50 % J

AFor the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
EThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended May 31, 2025

1. Organization.
Fidelity Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on May 29, 2025. The Fund offers Class A, Class M, Class C, Equity Dividend Income Fund, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,113,552,573
Gross unrealized depreciation	(198,745,467)
Net unrealized appreciation (depreciation)	$914,807,106
Tax cost	$4,724,768,933

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Equity Dividend Income Fund	1,435,826,903	1,949,433,309
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.59
Class M	.58
Class C	.62
Equity Dividend Income	.54
Class K	.45
Class I	.60
Class Z	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.57
Class M	.57
Class C	.57
Equity Dividend Income	.53
Class K	.45
Class I	.57
Class Z	.45

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	2	2
Class M	.25%	.25%	4	4
Class C	.75%	.25%	8	8
			14	14
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Equity Dividend Income Fund	64,142

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Equity Dividend Income Fund	179,016,789	174,519,829	18,878,577
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Equity Dividend Income Fund	4,707
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Equity Dividend Income Fund	7,538	2	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.
Amount ($)
Fidelity Equity Dividend Income Fund	652,813
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7,786.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,050.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2025A	Year ended November 30, 2024
Fidelity Equity Dividend Income Fund
Distributions to shareholders
Class A	$-	$-
Class M	-	-
Class C	-	-
Equity Dividend Income	368,274,794	267,711,552
Class K	35,886,570	41,015,052
Class I	-	-
Class Z	-	-
Total	$404,161,364	$308,726,604

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2025A	Year ended November 30, 2024	Six months ended May 31, 2025A	Year ended November 30, 2024
Fidelity Equity Dividend Income Fund
Class A
Shares sold	3,503	-	$100,000	$ -
Net increase (decrease)	3,503	-	$100,000	$ -
Class M
Shares sold	3,503	-	$100,000	$ -
Net increase (decrease)	3,503	-	$100,000	$ -
Class C
Shares sold	3,503	-	$100,000	$ -
Net increase (decrease)	3,503	-	$100,000	$ -
Equity Dividend Income
Shares sold	4,909,585	8,553,131	$141,310,533	$248,443,607
Reinvestment of distributions	12,026,398	8,924,875	339,579,288	247,404,293
Shares redeemed	(12,364,291)	(20,516,186)	(354,446,408)	(592,276,428)
Net increase (decrease)	4,571,692	(3,038,180)	$126,443,413	$(96,428,528)
Class K
Shares sold	1,822,140	4,826,662	$52,749,008	$137,970,417
Reinvestment of distributions	1,268,197	1,486,658	35,886,570	41,015,052
Shares redeemed	(14,861,395)	(17,082,166)	(426,907,981)	(485,941,226)
Net increase (decrease)	(11,771,058)	(10,768,846)	$(338,272,403)	$(306,955,757)
Class I
Shares sold	3,503	-	$100,000	$ -
Net increase (decrease)	3,503	-	$100,000	$ -
Class Z
Shares sold	3,503	-	$100,000	$ -
Net increase (decrease)	3,503	-	$100,000	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z  are for the period May 29, 2025 (commencement of sale of shares) through May 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization.
Subsequent to period end, on June 6, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Equity Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on May 29, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Equity Income Fund	1,818,066,783	295,616,523
Class A			804,694,759	27,950,465	1.1053421327
Class M			536,415,288	18,632,018	1.1530600903
Class C			50,350,980	1,748,903	1.1284056964
Class I			370,427,662	12,862,087	1.1973263889
Class Z			73,236,119	2,542,924	1.1941944444

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Equity Dividend Income Fund	5,528,220,981	7,363,345,789

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Equity Dividend Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and certain affiliates and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.704739.127
EII-SANN-0725

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	July 23, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	July 23, 2025